Segment reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Net revenue	R$ 1,684,896	R$ 822,203	R$ 364,284
Non-current assets	2,196,855	926,999	327,388
Brazil
Segment reporting
Net revenue	R$ 534,113	R$ 210,397	156,250
Non-current assets percent	29.00%	31.00%
Non-current assets	R$ 629,055	R$ 289,761	107,122
Latin America (Other than Brazil)
Segment reporting
Net revenue	186,156	144,410	104,809
Non-current assets	45,073	42,875	15,260
Europe
Segment reporting
Net revenue	175,091	132,617	34,041
Non-current assets	111,350	115,550	7,981
North America
Segment reporting
Net revenue	789,536	334,779	69,184
Non-current assets	R$ 1,411,377	R$ 478,813	R$ 197,025